OTHER CURRENT ASSETS (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Current Assets 1		$ 2,376,867
Other Current Assets 2		6,350,750
Other Current Assets 1	1,493,970
Other Current Assets 2	$ 2,376,867